Global X Pakistan KSE-30 ETF (Prospectus Summary) | Global X Pakistan KSE-30 ETF Series
Global X Pakistan KSE-30 ETF
Global X Pakistan KSE-30 ETF

Supplement Dated June 23, 2014 to the Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X Pakistan KSE-30 ETF.

The information in this Supplement updates information in, and should be read in conjunction with, the Statutory Prospectus and SAI for the Global X Pakistan KSE-30 ETF.

The following changes will take effect immediately.

	Current	New
ETF Name	Global X Pakistan KSE-30 ETF	Global X MSCI Pakistan ETF
Index	KSE-30 Index	MSCI All Pakistan 25/50 Index
Index Components	30	26
Weighting Methodology	Modified free float adjusted market-capitalization	Modified float adjusted market-capitalization

Effective immediately, the standard fee for in-kind and cash purchases and redemptions has changed from $3600.00 to $2730.00

Average Annual Total Returns
Label Global X Pakistan KSE-30 ETF (Prospectus Summary) Global X Pakistan KSE-30 ETF Series Global X Pakistan KSE-30 ETF	MSCI All Pakistan 25/50 Index